Subsequent Events (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Assumed Extensions
Minimum Rental Commitments Under Operating Lease

The Company’s minimum rental commitments under operating lease agreements, including assumed extensions, as of October 27, 2012, are as follows:

	Retail stores	Corporate office and distribution centers(1)	Total
Fiscal year:
Remaining 2012	$8,382	$528	$8,910
2013	36,481	2,858	39,339
2014	36,252	4,413	40,665
2015	34,207	4,678	38,885
2016	31,086	3,097	34,183
Thereafter	133,678	15,564	149,242

	$280,086	$31,138	$311,224

(1)	On September 27, 2012, the Company executed a lease agreement for a second distribution center located in Olive Branch, Mississippi. The building is approximately 600,000 square feet with a lease term of 10 years and provides renewal options for three successive five-year periods. The future minimum lease payments for the new distribution center are approximately $16,725 over the initial ten year period.

The Company’s minimum rental commitments under operating lease agreements, including assumed extensions, as of January 28, 2012, are as follows:

	Retail stores	Corporate office and distribution center	Total
Fiscal year:
2012	$28,553	$2,097	$30,650
2013	30,759	2,426	33,185
2014	30,245	2,688	32,933
2015	29,654	2,953	32,607
2016	28,061	1,372	29,433
Thereafter	104,794	4,445	109,239

	$252,066	$15,981	$268,047

Committed to lease from January 29, 2012 to April 17, 2012
Minimum Rental Commitments Under Operating Lease

From January 29, 2012 to April 17, 2012, the Company committed to 18 new store leases that were not included in the Company’s minimum rental commitments table in note 4. Minimum rental commitments under these leases are as follows:

Retail stores
Fiscal year:
2012	$1,278
2013	2,651
2014	2,706
2015	2,706
2016	2,706
Thereafter	15,361

$27,408